UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-10_
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: _Biondo Investment Advisors, LLC_
Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337_
Form 13F File Number:  28-13475____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Eugenia S. Pavek______________
Title: Chief Compliance Officer___________________
Phone: 570-296-5525________________________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA
1-21-11
[Signature]
 [City, State]
 [Date]
Report Type (Check only one.):
[X ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: none______________
Form 13F Information Table Entry Total: 69_____________
Form 13F Information Table Value Total: $258,654(thousands)
List of Other Included Managers: None


Name of IssuerTitle of Class CUSIP
Value (x$1000) Shares / Prn Amt Sh / Prn Put / Call
Investment Discretion Other Managers Sole       Shared     None
AGRIUM INC                     CS             008916108
633            6895             SH                  Sole
				6895       0          0
AKAMAI TECHNOLOGIES INC        CS             00971T101
1423           30235            SH                  Sole
				30235      0          0
AMERICAN EXPRESS CO            CS             025816109
218            5075             SH                  Sole
				5075       0          0
AMGEN INC                      CS             031162100
8803           160340           SH                  Sole
				159340     0          1000
APPLE COMPUTER INC             CS             037833100
19060          59089            SH                  Sole
				58539      0          550
BAKER HUGHES INC               CS             057224107
200            3500             SH                  Sole
				3500       0          0
BE AEROSPACE INC               CS             073302101
755            20400            SH                  Sole
				20400      0          0
BLDRS INDEX FDS TR ASIA 50 ADR ETF            09348R102
460            16040            SH                  Sole
				16040      0          0
BLDRS INDEX FDS TR EMER MK 50  ETF            09348R300
493            10240            SH                  Sole
				10240      0          0
BOEING CO                      CS             097023105
4011           61465            SH                  Sole
				61465      0          0
CABLEVISION SYS CORP           CS             12686C109
4159           122890           SH                  Sole
				122890     0          0
CATERPILLAR INC DEL            CS             149123101
1232           13150            SH                  Sole
				13150      0          0
CELGENE CORP                   CS             151020104
5135           86830            SH                  Sole
				86830      0          0
COLGATE PALMOLIVE CO           CS             194162103
1385           17230            SH                  Sole
				17230      0          0
COMPASS MINERALS INTL INC      CS             20451N101
206            2310             SH                  Sole
				2310       0          0
CORE LABORATORIES N V          CS             N22717107
11550          129700           SH                  Sole
				127300     0          2400
CUMMINS INC                    CS             231021106
4079           37080            SH                  Sole
				37080      0          0
CVS CORP                       CS             126650100
1215           34930            SH                  Sole
				34930      0          0
DENDREON CORP                  CS             24823Q107
3044           87175            SH                  Sole
				86375      0          800
DRESSER-RAND GROUP INC         CS             261608103
5751           135025           SH                  Sole
				135025     0          0
EDWARDS LIFESCIENCES CORP      CS             28176E108
10837          134055           SH                  Sole
				132555     0          1500
EXXON MOBIL CORP               CS             30231G102
1716           23472            SH                  Sole
				23472      0          0
FEDEX CORP                     CS             31428X106
530            5700             SH                  Sole
				5700       0          0
FORD MTR CO DEL                CS             345370860
21895          1304060          SH                  Sole
				1293960    0          10100
FORD MTR CO DEL SR NT CV . 201 CB             345370CN8
999            500000           PRN                 Sole
				500000     0          0
GENZYME CORP                   CS             372917104
3186           44745            SH                  Sole
				44745      0          0
GOLDMAN SACHS GROUP INC        CS             38141G104
9491           56440            SH                  Sole
				56040      0          400
GOOGLE INC                     CS             38259P508
7304           12297            SH                  Sole
				12072      0          225
HALLIBURTON CO                 CS             406216101
3895           95400            SH                  Sole
				95400      0          0
IDEXX LABS INC                 CS             45168D104
12601          182040           SH                  Sole
				181140     0          900
ILLUMINA INC                   CS             452327109
5928           93595            SH                  Sole
				92470      0          1125
INTUITIVE SURGICAL INC         CS             46120E602
20392          79114            SH                  Sole
				78414      0          700
ISHARES INC MSCI MEXICO        ETF            464286822
226            3650             SH                  Sole
				3650       0          0
ISHARES INC MSCI THAILAND      ETF            464286624
212            3275             SH                  Sole
				3275       0          0
ISHARES TR 1-3 YR TRS BD       ETF            464287457
1013           12061            SH                  Sole
				11926      0          135
ISHARES TR MSCI EAFE IDX       ETF            464287465
428            7350             SH                  Sole
				7350       0          0
ISHARES TR SANDP LTN AM 40     ETF            464287390
202            3750             SH                  Sole
				3750       0          0
J P MORGAN CHASE AND CO        CS             46625H100
7645           180215           SH                  Sole
				179515     0          700
JOHNSON AND JOHNSON            CS             478160104
801            12950            SH                  Sole
				12950      0          0
JOHNSON CTLS INC               CS             478366107
3357           87890            SH                  Sole
				87890      0          0
JPMORGAN CHASE AND CO          WT             46634E114
19037          1317423          SH                  Sole
				1310243    0          7180
MAKO SURGICAL CORP             CS             560879108
569            37400            SH                  Sole
				37400      0          0
MASTERCARD INC                 CS             57636Q104
12078          53895            SH                  Sole
				53445      0          450
MERCK & CO INC NEW             CS             58933Y105
391            10850            SH                  Sole
				10850      0          0
MONSANTO CO NEW                CS             61166W101
2329           33440            SH                  Sole
				32715      0          725
NBT BANCORP INC                CS             628778102
437            18110            SH                  Sole
				18110      0          0
PEPSICO INC                    CS             713448108
611            9360             SH                  Sole
				9060       0          300
PETROLEO BRASILEIRO SA PETRO   ADR            71654V408
1036           27375            SH                  Sole
				27375      0          0
PNC FINL SVCS GROUP INC        CS             693475105
364            6000             SH                  Sole
				6000       0          0
POWERSHARES ETF TRUST GOLDEN D ETF            73935X401
505            18970            SH                  Sole
				18970      0          0
POWERSHARES ETF TRUST II DWA D ETF            73936Q108
219            9875             SH                  Sole
				9875       0          0
POWERSHARES ETF TRUST II DWA E ETF            73936Q207
343            18675            SH                  Sole
				18675      0          0
PROCTER AND GAMBLE CO          CS             742718109
426            6620             SH                  Sole
				6620       0          0
QUALCOMM INC                   CS             747525103
622            12575            SH                  Sole
				12575      0          0
RANGE RES CORP                 CS             75281A109
486            10800            SH                  Sole
				10800      0          0
ROVI CORP                      CS             779376102
3582           57770            SH                  Sole
				57770      0          0
SALESFORCE COM INC             CS             79466L302
2119           16050            SH                  Sole
				16050      0          0
SCHLUMBERGER LTD               CS             806857108
697            8350             SH                  Sole
				7450       0          900
SIRIUS XM RADIO INC            CS             82967N108
25             15500            SH                  Sole
				15500      0          0
SMUCKER J M CO                 CS             832696405
943            14360            SH                  Sole
				14360      0          0
STRYKER CORP                   CS             863667101
298            5550             SH                  Sole
				5550       0          0
TRANSOCEAN INC SRNT CONV . 203 CB             893830AW9
97             100000           PRN                 Sole
				100000     0          0
TRANSOCEAN LTD ZUG             CS             H8817H100
1277           18375            SH                  Sole
				18375      0          0
UNITED THERAPEUTICS CORP DEL   CS             91307C102
7280           115155           SH                  Sole
				114455     0          700
UNIVERSAL DISPLAY CORP         CS             91347P105
7810           254825           SH                  Sole
				252525     0          2300
VERTEX PHARMACEUTICALS INC     CS             92532F100
3282           93690            SH                  Sole
				92590      0          1100
VMWARE INC                     CS             928563402
2824           31760            SH                  Sole
				31760      0          0
WELLS FARGO AND CO NEW         CS             949746101
341            11000            SH                  Sole
				9850       0          1150
YUM BRANDS INC                 CS             988498101
2156           43965            SH                  Sole
				43965      0          0
REPORT SUMMARY: 69 DATA RECORDS    258654         0 0 OTHER
MANAGERS ON WHOSE BEHALF REPORT IS FILED.     0 0 0
